Share-based payments - Long-term Incentive Plan (Details) € / shares in Units, € in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	May 24, 2023 € / shares	May 24, 2023 $ / shares	Sep. 30, 2023 EUR (€) shares associate	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2023 EUR (€) shares associate € / shares	Sep. 30, 2022 EUR (€) shares € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares) | shares			1		1
Weighted average remaining contractual life of outstanding share options					9 years 6 months 14 days
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period					3 years		2 years	2 years
Granted during the period (in EUR per share)					€ 0.12
Number of shares reserved for issuance, per option (in shares) | shares			1		1
Performance Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period							2 years	2 years
Granted during the period (in EUR per share)					€ 0.12
Number of options exercisable (in shares) | shares				3,059,955		3,059,955			0
Number of plans | associate			2		2
Weighted average remaining contractual life of outstanding share options					9 years 7 months 24 days
Share-based payment expenses | €			€ 1,644	€ 0	€ 1,742	€ 0
Performance Options | April 12, 2032 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares			1,039,222		1,039,222
Performance Options | April 12, 2033 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares			2,020,733		2,020,733
Performance Options 2022 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share)					€ 1.83	€ 0
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 1.95	$ 2.13
Exercise price, share options granted (in EUR per share)	€ 0.12
Performance Options 2023 | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (in EUR per share)					€ 2.82	€ 0
Weighted average share price, share options granted (in EUR per share) | (per share)							€ 2.94	$ 3.14
Exercise price, share options granted (in EUR per share)							€ 0.12
Bottom of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period					2 years
Top of range | Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU vesting period					3 years